American Century Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

GIFTRUST FUND

Supplement dated December 5, 2002 * Prospectus dated March 1, 2002
                                    (Investor Class)

The following replaces the first sentence under What are the fund's primary investment strategy and principal risks? on page 2.

    The fund looks for common stocks of growing, medium-sized companies.

The following replaces the third and fourth paragraphs under Who may want to invest in the fund? on page 2.

    The Giftrust trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in a Giftrust are held in trust until the maturity date you specify. For accounts opened on or after August 1, 2002, the duration of the trust must be at least 18 years, but no more than 65 years, from the time you make the one-time gift. The
    Giftrust is irrevocable. Before the maturity date is reached, neither you nor the beneficiary may amend the terms of the trust in any way.

    The beneficiary is not required to redeem the Giftrust when it reaches maturity. The beneficiary may redeem, exchange or leave all or a portion of the proceeds in the Giftrust after the term of the trust expires.

The following replaces the first sentence in the first paragraph under What are the principal risks of investing in the fund? on page 7.

    The minimum term of a Giftrust established on or after August 1, 2002, is 18 years and the maximum term is 65 years.

The following replaces the first sentence in the ninth paragraph under What are the principal risks of investing in the fund? on page 7.

    In summary, the Giftrust Fund is intended for investors who want to give a one-time gift to another individual, but want that gift to have the potential to grow over time (at least 18 years) in an aggressive equity fund that seeks long-term capital growth.

The following replaces the section Redemptions on page 11.

    REDEMPTIONS

    Giftrust shares may not be redeemed until the Giftrust matures. Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment in a matured Giftrust, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed.
    However, investments by wire require only a one-day holding period.

    In addition, we reserve the right to delay delivery of redemption proceeds
    -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

The following replaces the fourth sentence in the paragraph under the heading
Gift Taxes on page 13.

    For Giftrusts established before August 1, 2002, if the grantor makes additional gifts in subsequent years, a Gift Tax Return must be filed for each year's gift(s).

The following replaces page 9.

    HOW TO INVEST IN THE GIFTRUST FUND

    You must conduct business in writing on a Giftrust unless you establish telephone services. Please remember that the person establishing a Giftrust gives up the right to redeem or exchange shares. If you choose to do business in writing only, you must provide written instructions to make additional gifts into the Giftrust. Additional gifts cannot be made into
    Giftrusts opened on or after August 1, 2002. If you want to add services later, you can complete an Investor Service Option Form.

                                                         Continued on next page

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    BY TELEPHONE
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    Investor Relations: 1-800-345-2021
    Automated Information Line: 1-800-345-8765
    24 hours a day, seven days a week

    OPEN A GIFTRUST

    A Giftrust account must be established in writing with a one-time gift of at least $2,500. Call us for a Giftrust kit.

    MAKE ADDITIONAL GIFTS*

    Call if you have authorized us to invest from your bank account. Additional gifts must be at least $50.

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    BY MAIL OR FAX
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    P.O. Box 419200, Kansas City, MO 64141-6200
    Fax: 816-340-7962

    OPEN A GIFTRUST

    Send a signed and completed application and check or money order payable to
    American Century Investments.

    TRANSFER SHARES

    Send written instructions to exchange your shares from another American
    Century account into the Giftrust.

    MAKE ADDITIONAL GIFTS*

    Send your check or money order for at least $50 with an investment slip or
    $250 without an investment slip. If you don't have an investment slip, include the name, address and account number to be credited on your check or money order.

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    AUTOMATICALLY
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    OPEN A GIFTRUST

    Not available.

    MAKE ADDITIONAL GIFTS*

    Select "Establish Automatic Investments" on your application to make automatic gifts on a regular basis. You must invest at least $600 per year per Giftrust.

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    BY WIRE
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    OPEN A GIFTRUST

    Give your bank the following information:
    * Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       ACMF Account No. 2804918
    * Giftrust Fund
    * The American Century Giftrust account number
    * Giftrust beneficiary's name

    MAKE ADDITIONAL GIFTS*

    Follow the Open a Giftrust wire instructions.

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    IN PERSON
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    If you prefer to handle your transactions in person, visit one of our
    Investor Centers and a representative can help you open a Giftrust and make additional investments.

    4500 Main St., Kansas City, Missouri               4917 Town Center Drive, Leawood, Kansas
    8 a.m. to 5:30 p.m., Monday - Friday               8 a.m. to 6 p.m., Monday - Friday
                                                       8 a.m. to noon, Saturday

    1665 Charleston Road, Mountain View, California    10350 Park Meadows Drive, Littleton, Colorado
    8 a.m. to 5 p.m., Monday - Friday                  8:30 a.m. to 5:30 p.m., Monday - Friday

    *No additional gifts can be made into Giftrusts opened on or after
     August 1, 2002.

The following replaces the information under the heading How to Manage a Matured
Giftrust on page 10 of the Investor Class prospectus:

    HOW TO MANAGE A MATURED GIFTRUST

    The beneficiary will be notified before the Giftrust matures. On the maturity date, the Giftrust shares will be transferred to a Giftrust account established in the sole name and Social Security number of the beneficiary.
    The beneficiary can choose to do business either in writing only or by telephone.

    If In-Writing-Only service is established once the Giftrust matures, the beneficiary will need to provide written instructions in order to invest, exchange and redeem. The beneficiary must sign transaction instructions
    (with signature guaranteed for redemptions in excess of $100,000). If the beneficiary wants to add services later, he or she can complete an Investor
    Service Options form. Shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

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    BY TELEPHONE
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    Investor Relations: 1-800-345-2021
    Automated Information Line: 1-800-345-8765
    24 hours a day, seven days a week

    EXCHANGE MATURED SHARES

    Call or use our Automated Information Line if we have been authorized to accept telephone instructions.

    MAKE ADDITIONAL INVESTMENTS

    Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

    SELL MATURED SHARES

    Call an Investor Relations Representative.

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    ONLINE
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    www.americancentury.com

    EXCHANGE MATURED SHARES

    Exchange shares into another American Century account.

    MAKE ADDITIONAL INVESTMENTS

    Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

    SELL MATURED SHARES

    Not available.

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    BY MAIL OR FAX
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    P.O. Box 419200, Kansas City, MO 64141-6200
    Fax: 816-340-7962

    EXCHANGE MATURED SHARES

    Send written instructions to exchange shares from the Giftrust to another
    American Century fund.

    MAKE ADDITIONAL INVESTMENTS

    Send your check or money order for at least $50 with an investment slip or
    $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

    SELL MATURED SHARES

    Send written instructions or a redemption form to sell shares. Call an
    Investor Relations Representative to request a form.

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    AUTOMATICALLY
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    EXCHANGE MATURED SHARES

    Send written instructions to set up an automatic exchange of your shares from the Giftrust to another American Century account.

    MAKE ADDITIONAL INVESTMENTS

    With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

    SELL MATURED SHARES

    If the beneficiary has at least $10,000 in his or her Giftrust, he or she may sell shares automatically by establishing a Check-A-Month or Automatic
    Redemption plan.

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    BY WIRE
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    [graphic of triangle] If the beneficiary requests redemptions by wire, $10 will be deducted from the amount wired. The beneficiary's bank also may charge a fee.

    EXCHANGE MATURED SHARES

    Not available.

    MAKE ADDITIONAL INVESTMENTS

    Follow the wire instructions provided in the Open a Giftrust section.

    SELL MATURED SHARES

    A beneficiary can receive redemption proceeds by wire or electronic transfer. (This service is not available if the beneficiary has chosen to do business in writing only.)

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    IN PERSON
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    If the beneficiary prefers to handle transactions in person, he or she can visit one of our Investor Centers and a representative can help.

    4500 Main St., Kansas City, Missouri               4917 Town Center Drive, Leawood, Kansas
    8 a.m. to 5:30 p.m., Monday - Friday               8 a.m. to 6 p.m., Monday - Friday
                                                       8 a.m. to noon, Saturday

    1665 Charleston Road, Mountain View, California    10350 Park Meadows Drive, Littleton, Colorado
    8 a.m. to 5 p.m., Monday - Friday                  8:30 a.m. to 5:30 p.m., Monday - Friday

The following paragraph should be added to page 11 of the prospectus before the
Redemptions heading:

    ACCOUNT MAINTENANCE FEE

    We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in October and April. If your total investments are less than
    $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all personal accounts and IRAs including SEP-, SARSEP- and
    SIMPLE-IRAs (but no other retirement plan accounts) registered under your
    Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

The following paragraph should be added to page 11 of the prospectus after the
Your Responsibility for Unauthorized Transactions paragraph:

    RIGHT TO CHANGE POLICIES

    We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SH-SPL-32533  0210